Income Taxes - Summary of Tax Effects of Temporary Differences to Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Accrued expenses and others	¥ 117,387	$ 17,990	¥ 83,324
Bad debt provision	104,458	16,009	32,654
Net operating losses carried forward	1,078,698	165,318	801,430
Recorded cost relating to capitalized assets	3,363,003	515,403	2,943,758
Fixed assets depreciation	18,651	2,858	17,967
Valuation allowance	(4,571,917)	(700,677)	(3,751,855)
Deferred tax assets, net	110,280	16,901	127,278
Deferred tax liabilities:
Long-lived assets arising from acquisitions	¥ 63,521	$ 9,735	¥ 122,498